UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JUNE 30, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2012.

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Hnilo
Title: General Counsel
Phone: (312)525-5243

Signature, Place, and Date of Signing:

/s/ James Hnilo, CHICAGO, IL   November 14, 2012

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9
Form 13F Information Table Value Total:  $108288
					 (x1000)

List of Other Included Managers:  None

NAME OF    TITLE CUSIP     VALUE    SHRS       SH PUT  INVEST  OT VOTING AUTHOR
ISSUER     OF              (x       OR         /  /    MENT    H  SOLE     S N
           CLASS           $1000)   PRN        PR CALL DISCRE  M           H O
                                    AMT        N       TION    GR          A N

AMYLIN PHA  COM	 32346108  565	    20000      SH PUT	DEFINED	1 20000	   0 0
AMYLIN PHA  COM  32346108  2823	    100000     SH	DEFINED	1 100000   0 0
AMYLIN PHA  NOTE 032346AF5 33671    33010000   SH	DEFINED	1 33010000 0 0
ELSTER GRO  SPON 290348101 3045	    150000     SH	DEFINED	1 150000   0 0
GEN-PROBE   COM	 36866T103 26548    322974     SH	DEFINED	1 322974   0 0
GEORESOURC  COM	 372476101 14277    389982     SH	DEFINED	1 389982   0 0
GOODRICH C  COM	 382388106 212056   1671050    SH	DEFINED	1 1671050  0 0
HERTZ GLOB  COM	 42805T105 5604	    437800     SH CALL	DEFINED	1 437800   0 0
HUMAN GENO  COM	 444903108 10705    815336     SH	DEFINED	1 815336   0 0
LINCARE HL  NOTE 532791AF7 11050    8000000    SH	DEFINED	1 8000000  0 0